Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2019
Accrued Liabilities Current and Other Liabilities Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2018	2019
	$	$

Accrued payroll	620	822
Accrued housing allowance	548	294
Accrued other social benefit	1,792	1,087
Deposits received from customers	17	25
Unbilled purchases from suppliers	238	35
Accrued audit fee	257	251
Others	510	475
	3,982	2,989

Accrued other social benefit represented the provision of employment termination payments based on management approved a restructuring plan for relocating its manufacturing facilities based on China's Labor laws. The restructuring plan is currently in process and expected to be completed within twelve months from March 31, 2019. The provision amount is reasonably estimated based on China's labor laws and management estimation of acceptance rate.